Inventories	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	$ million
	Dec 31, 2024	Dec 31, 2023
Oil, gas and chemicals	20,211	22,232
Environmental certificates	1,602	2,108
Materials	1,613	1,679
Total	23,426	26,019
Inventories at December 31, 2024, included write-downs to net realisable value of $483 million (2023: $1,567 million).